Retirement benefits - Schedule of Defined Contribution Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of defined benefit plans [abstract]
Employer's contribution to recognised provident fund and family pension fund	₨ 553	$ 8	₨ 461	₨ 662
Employer's contribution to superannuation	169	2	142	210
Contribution to defined contribution plans	₨ 722	$ 10	₨ 603	₨ 872